Financial Instruments by Category	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments by Category	Financial Instruments by Category
(1)Carrying amounts of financial instruments by category as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Financial assets at amortized cost	(In millions of Korean won)
Cash and cash equivalents	₩ 169,877	₩ 99,105
Short-term financial instruments	167,000	143,000
Accounts receivable, net	77,257	52,615
Other receivables, net	12	6
Other current financial assets(*1)	3,370	598
Other non-current financial assets(*2)	1,676	3,019
Financial assets at fair value through profit or loss
Short-term financial instruments	—	5,000
Other non-current financial assets	500	—
Total	₩ 419,692	₩ 303,343
(*1) Other current financial assets consist of accrued income and deposits.
(*2) Other non-current financial assets consist of deposits.

	December 31, 2022	December 31, 2021
Financial liabilities at amortized cost	(In millions of Korean won)
Accounts payable (*)	₩ 70,170	₩ 36,864
Long-term accounts payable	374	729
Accrued expenses (*)	429	49
Other current liabilities	2,906	3,607
Other non-current liabilities	3,057	5,123
Total	₩ 76,936	₩ 46,372
(*)Accounts payable and accrued expenses that are not financial liabilities are excluded.
(2)Net income and expenses from financial instruments for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Financial assets at amortized cost	(In millions of Korean won)
Interest income	₩ 4,496	₩ 1,355	₩ 1,088
Differences in foreign currency	2,101	2,135	(1,796)
Financial assets at fair value through profit or loss
Interest income	5	28	—
Financial liabilities at amortized cost
Interest expense	(127)	(115)	(186)
Differences in foreign currency	(1,301)	(821)	537
(3)Fair Value Hierarchy
Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: all inputs other than quoted prices included in Level 1 that are observable (either directly that is, prices, or indirectly that is, derived from prices) for the asset or liability;
•Level 3: unobservable inputs for the asset or liability.
The fair value of financial instruments traded in an active market is determined based on the quoted market price as of the end of the reporting period. If the quoted prices are readily and regularly available through exchanges, sellers, brokers, industry groups, rating agencies or regulators and such prices represent actual market transactions that occur regularly between independent parties, they are considered active markets. These products are included in Level 1.
The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques use as much market observable information as possible and use the least amount of group-specific information. At this time, if all the significant input variables required to measure the fair value of a good are observable, the good is included in Level 2.
If more than one significant input variable is not based on observable market information, the item is included in Level 3.
The valuation techniques used to measure the fair value of a financial instrument include:
•Market price or dealer price of a similar financial instrument
•The fair value of derivative instruments is determined by discounting the amount to present value using the leading exchange rate as of the end of the reporting period
For the other financial instruments, the Group applied other valuation techniques such as discounted cash flow, etc.